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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07111

Morgan Stanley Insured California Municipal Securities
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2004

Date of reporting period: July 31, 2004


ITEM 1.  SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


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MORGAN STANLEY INSURED CALIFORNIA MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS JULY 31, 2004 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                            COUPON    MATURITY
THOUSANDS                                                                             RATE       DATE         VALUE
---------     --------------------------------------------------------------------   ------    --------    -----------
              CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS  (94.9%)
              General Obligation  (21.1%)
   $3,000     California, Various Purpose Dtd 03/01/94 (FSA)                           5.50%   03/01/20    $ 3,067,982
    2,000     Los Angeles Community College District, 2001 Ser A                       5.00    06/01/26      2,007,620
                   (MBIA)
    1,030     Los Angeles, California, Ser A                                           5.00    09/01/24      1,055,802
              San Diego Unified School District,
    1,000          2002 Ser D (FGIC)                                                   5.25    07/01/24      1,049,330
    1,000          2003 Ser E (FSA)                                                    5.00    07/01/28      1,004,600
    1,000     Tahoe Truckee Unified School District, District #1 2001 Refg (MBIA)      5.50    08/01/18      1,133,730
    1,000     Upland School District, 2000 Ser 2001 B (FSA)                           5.125    08/01/25      1,027,580
    1,375     Washington Unified School District, Election 2004 Ser A (FGIC)           5.00    08/01/22      1,422,850
---------                                                                                                  -----------
   11,405                                                                                                   11,769,494
---------                                                                                                  -----------
              Educational Facilities Revenue  (1.9%)
    1,000     University of California, Ser 2003 A (Ambac)                             5.00    05/15/21      1,039,220
---------                                                                                                  -----------
              Electric Revenue  (8.4%)
    1,000     Anaheim Public Financing Authority, Generation Refg Ser 2002-B           5.25    10/01/18      1,073,850
                   (FSA)
    1,400     California Department of Water Resources, Power Supply Ser              5.375    05/01/18      1,515,528
                   2002 A (Ambac)
    1,000     Los Angeles Department of Water & Power, 2001 Ser A (FSA)                5.25    07/01/21      1,056,490
    1,000     Southern California Public Power Authority, Transmission Refg            5.25    07/01/18      1,072,940
---------          Ser 2002 A (FSA)                                                                        -----------
    4,400                                                                                                    4,718,808
---------                                                                                                  -----------
              Mortgage Revenue - Multi-Family  (4.3%)
    2,370     Los Angeles Community Redevelopment Agency, 1994 Ser A                   6.45    07/01/17      2,423,064
---------          (Ambac)                                                                                 -----------
              Mortgage Revenue - Single Family  (4.2%)
    2,000     California Department of Veterans Affairs, Home Purchase 2002            5.35    12/01/27      2,053,960
                   Ser A (Ambac)
      285     California Housing Financing Agency, 1995 Ser B (AMT) (Ambac)            6.25    08/01/14        292,279
---------                                                                                                  -----------
    2,285                                                                                                    2,346,239
---------                                                                                                  -----------
              Public Facilities Revenue  (2.7%)
    1,400     Puerto Rico Public Bldgs Authority, Ser J (Ambac)                        5.00    07/01/36      1,508,458
---------                                                                                                  -----------
              Resource Recovery Revenue  (4.0%)
    2,000     Sacramento Financing Authority, 1999 Solid Waste & Redev                 5.75    12/01/22      2,213,740
---------          (Ambac)                                                                                 -----------
              Tax Allocation Revenue  (7.7%)
    2,000     Bay Area Government Association, Pool 1994 Ser A (FSA)                   6.00    12/15/24      2,068,600
    1,100     La Quinta Financing Authority, Local Agency 2004 Ser A (Ambac)           5.25    09/01/24      1,150,358
    1,000     Long Beach Bond Finance Authority, Downtown, North Long                 5.375    08/01/21      1,064,130
---------          Beach, Poly High and West Beach 2002 Ser A (Ambac)                                      -----------
    4,100                                                                                                    4,283,088
---------                                                                                                  -----------

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
PRINCIPAL
AMOUNT IN                                                                            COUPON    MATURITY
THOUSANDS                                                                             RATE       DATE         VALUE
---------     --------------------------------------------------------------------   ------    --------    -----------
              Transportation Facilities Revenue  (11.0%)
    2,000     California Infrastructure & Economic Development Bank, Bay               5.00    07/01/29      2,007,780
                   Area Toll Bridges Seismic Retrofit First Lien Ser 2003 A (FGIC)
    1,000     Los Angeles County Metropolitan Transportation Authority, Sales          5.25    07/01/30      1,022,940
                   Tax Ser 2000 A (FGIC)
    2,000     Orange County Transportation Authority, Toll Bridges Express             5.00    08/15/20      2,090,960
                   Lanes Ser A (Ambac)
    1,000     San Jose, Airport Ser 2001 A (FGIC)                                      5.00    03/01/25      1,008,050
---------                                                                                                  -----------
    6,000                                                                                                    6,129,730
---------                                                                                                  -----------
              Water & Sewer Revenue  (22.1%)
    1,500     California Department of Water Resources, Central Valley Ser Y           5.25    12/01/19      1,608,885
                   (FGIC)
    2,000     East Bay Municipal Utility District, Water Ser 2001 (MBIA)               5.00    06/01/26      2,013,100
    1,000     Los Angeles, Wastewater System Revenue, Refg Ser 2003 B (FSA)            5.00    06/01/22      1,034,220
    1,000     Metropolitan Waterworks District of Southern California 2003 Ser         5.00    10/01/27      1,006,150
                   B-2 (FGIC)
    1,700     Oxnard, California Financing Authority, Redwood Trunk Sewer &            5.00    06/01/29      1,704,471
                   Headworks Ser 2004 A (FGIC)
    2,000     Sacramento Financing Authority, Water & Capital Improvement              5.00    12/01/26      2,013,100
                   2001 Ser A (Ambac)
    2,000     San Francisco Public Utilities Commission, Water Refg Ser A              5.00    11/01/31      2,004,060
                   2001 (FSA)
    1,000     Yucaipa Valley, Water District System, Ser A (MBIA)                      5.25    09/01/24      1,045,780
---------                                                                                                  -----------
   12,200                                                                                                   12,429,766
---------                                                                                                  -----------
              Other Revenue  (1.9%)
    1,000     California State Economic Recovery, Ser A (MBIA)                         5.00    07/01/15      1,081,610
---------
              Refunded (5.6%)                                                                              -----------
    2,000     Anaheim, Anaheim Memorial Hospital Assn COPs (Ambac) (ETM)              5.125    05/15/20      2,048,320
    1,000     Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM)         5.50    10/01/32      1,057,180
---------                                                                                                  -----------
    3,000                                                                                                    3,105,500
---------                                                                                                  -----------
   51,160     TOTAL CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (Cost $50,792,121)                                53,048,717
---------                                                                                                  -----------
              CALIFORNIA SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATION  (2.1%)
    1,200     Newport Beach, Hoag Memorial/Presbyterian Hospital Ser 1992              1.08*   10/01/22      1,200,000
---------          (Demand 08/02/04) (Cost $1,200,000)                                                     -----------
  $52,360     TOTAL INVESTMENTS (Cost $51,992,121) (a)                           97.0%                      54,248,717
=========
              OTHER ASSETS IN EXCESS OF LIABILITIES                               3.0                        1,649,871
                                                                               ------                      -----------
              NET ASSETS                                                        100.0%                     $55,898,588
                                                                               ======                      ===========

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----------------------------

      AMT   Alternative Minimum Tax.

      COPs  Certificates of Participation.

      ETM   Escrowed to maturity.

      *     Current coupon of variable rate demand obligation.

      (a) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

            The aggregate gross and net unrealized appreciation is $2,256,596.

Bond Insurance:

      Ambac Ambac Assurance Corporation.

      FGIC  Financial Guaranty Insurance Company.

      FSA   Financial Security Assurance Inc.

      MBIA  Municipal Bond Investors Assurance Corporation.



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ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust's in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insured California Municipal Securities

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2004


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